Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,824,098.56
Previously Paid Amount	17,928.71
Total Fee Amount	17,928.71
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A